Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
(24)	Intangible Assets

As of December 31, 2017 and 2018, the Company’s intangible assets consisted of the followings:

	December 31, 2017
	Weighted average
	amortization period	Gross carrying Amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	-	57,672	-	-	57,672	8,864
Technical know-how	5.7	209,084	(208,896)	-	188	29
Total		266,756	(208,896)	-	57,860	8,893

	December 31, 2018
	Weighted average
	amortization period	Gross carrying Amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	-	57,672	-	-	57,672	8,388
Technical know-how	5.7	209,363	(209,092)	-	271	39
Total		267,035	(209,092)	-	57,943	8,427

Technical know-how represents self-developed technologies, which were feasible at the acquisition date and technologies contributed by a non-controlling interest holder of a subsidiary of the Company. These technologies included the design and configuration of the Company’s PV manufacturing line, manufacturing technologies and process for high efficiency silicon solar cells and provision of innovations for continuous improvement of cell efficiencies and manufacturing cost reduction.

Management estimated that the economic useful life of technical know-how by taking into consideration of the remaining life cycle of the current manufacturing technologies.

Intangible assets that are not subject to amortization are tested annually for impairment at December 31, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. For intangible assets that are not subject to amortization, such as trade mark, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value.
 In determining the estimate of market participant fair value for the trademark at
December 31, 2018
, the Company considered certain contrary evidence, including recent declines in selling price and megawatts shipped, and a declining gross margin. The Company also evaluated positive evidence, such as the actual and expected contributions from licensing agreements recently entered into with its investees. The Company concluded that there was no impairment to be recognized as of
December 31, 2018
.

The aggregated amortization expense for intangible assets for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Technical know-how	250	250	196	28

As of December 31, 2018, the estimated amortization expense for the next five years is as follows:

December 31, 2018
RMB
2019	93
2020	93
2021	85
2022	-
2023	-